Basis of Presentation and Summary of Significant Accounting Policies - Reclassification of Private Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity method investments
Other assets	$ 124,021	$ 84,016
Equity investments	$ 163,518	133,556
Atlanta-based venture capital fund limited partnership private equity
Equity method investments
Equity investments		24,500
Atlanta-based venture capital fund limited partnership private equity | Reclassification adjustment
Equity method investments
Other assets		$ (24,500)